Borrowings - Summary of Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: current portion	$ 3,884,906	$ 118,478	$ 4,096,255
Noncurrent portion	121,750,192	3,713,028	81,364,448
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	125,635,098	3,831,506	85,460,703
Less: current portion	3,884,906	118,478	4,096,255
Noncurrent portion	121,750,192	3,713,028	81,364,448
Bank loans [member] | Cost [member] | Other loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	117,177,156	3,573,564	77,318,195
Bank loans [member] | Cost [member] | Mortgage loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 8,457,942	$ 257,942	$ 8,142,508